Current and Deferred Income Tax and Social Contribution - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current and Deferred Income Tax and Social Contribution
Current and Deferred Income Tax and Social Contribution
22	Current and Deferred Income Tax and Social Contribution

a.	Reconciliation of income tax and social contribution

The reconciliation of income tax and social contribution expense is as follows:

	As of December 31, 2020	As of December 31, 2019	From October 11 to December 31, 2018
Loss before income tax and social contribution for the year	(71,053)	(90,315)	3,690
Nominal statutory rate of income tax and social contribution	34%	34%	34%
IRPJ and CSLL calculated at the nominal rates	24,158	30,707	(1,255)

Permanent Additions	1,246	(1,100)	(3,475)
Total IRPJ and CSLL	25,404	29,607	(4,730)

Current IRPJ and CSLL in the result	7,874	(22,113)	(4,750)
Deferred IRPJ and CSLL in the result	17,530	51,720	20
	25,404	29,607	(4,730)
Effective tax rate of Income and social contribution tax expenses	36%	33%	128%

b.	Deferred taxes

Changes in deferred income tax and social contribution assets and liabilities are as follows:

i.	December 31, 2020

	As of December 31, 2019	Effect on profit (loss)	Effect on Parent´s Equity (i) (note 1.4)	As of December 31, 2020
Income tax/social contribution:
Income tax and social contribution losses carryforwards (iii)	31,353	137,228	13,676	182,257
Temporary Differences:
Impairment losses on trade receivables	6,730	2,813	-	9,543
Provision for obsolete inventories	7,753	(4,490)	-	3,263
Imputed interest on suppliers	(3,303)	2,559	-	(744)
Provision for risks of tax, civil and labor losses	20,189	(1,051)	-	19,138
Refund liabilities and right to returned goods	14,998	(4,095)	-	10,903
Lease Liabilities	3,594	1,170	-	4,764
Goodwill and fair value adjustments on business combination (ii)	(30,486)	(120,112)	-	(150,598)
Other temporary difference	6,512	3,508	-	10,020
Deferred Assets, net	57,340	17,530	13,676	88,546

(i)

Refers to the tax effect over temporary differences, specifically IPO costs capitalization recorded in the Somos Sistemas de Ensino S.A. (Company’s affiliate) being its effects on equity and counterparty on deferred tax assets financial statement line. Here is important to enhance that part of IPO costs, that included auditing, lawyer’s advisor, banks fees and other directly costs attributable to the IPO were paid by the Company. The Parent Company, Vasta Platform, does not accrued deferred tax assets.

(ii)

Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.

(iii)	Refers to tax losses carryforwards accumulated supported by the Company’s forecasts of the future profitability.

ii.	December 31, 2019

Changes in deferred income tax and social contribution assets and liabilities are as follows:

	October 11 to December 31, 2018	Effect on profit (loss)	As of December 31, 2018	First adoption of IFRS 16	Effect on profit (loss)	Effect on Parent´s Net Investment (i)	As of December 31, 2019
Income tax/social contribution:
Income tax and social contribution losses carryforwards	119,557	(9,058)	110,499	-	6,573	(85,719)	31,353
Temporary Differences:
Impairment losses on trade receivables	9,068	(2,536)	6,532	-	1,129	(931)	6,730
Provision for obsolete inventories	25,906	(1,287)	24,619	-	(19,289)	2,423	7,753
Imputed interest on suppliers	(428)	(9,938)	(10,366)	-	8,477	(1,414)	(3,303)
Provision for risks of tax, civil and labor losses	3,624	2,243	5,867	-	15,497	(1,175)	20,189
Refund liabilities and right to returned goods	12,162	5,805	17,967	-	(6,170)	3,201	14,998
Lease Liabilities	-	-	-	1,508	1,308	778	3,594
Fair value adjustments on business combination (i)	(90,889)	12,997	(77,892)	-	46,574	832	(30,486)
Other termporary provision	8,951	1,794	10,745	-	(2,379)	(1,854)	6,512
Deferred Assets, net	87,951	20	87,971	1,508	51,720	(83,859)	57,340

(i)

On December 31, 2019 was derecognized through Parent´s Net Investment in the amount of R$ (83,859), upon the conclusion of the legal entity structure that was completed via the comprehensive corporate restructuring and the difference between tax bases of legal entity and amount recognized based on a separate return method for the carve-out operation.

Vasta Platform (Successor)
Current and Deferred Income Tax and Social Contribution
Current and Deferred Income Tax and Social Contribution
21.	Current and Deferred Income Tax and Social Contribution
a.	Reconciliation of income tax and social contribution

The reconciliation of income tax and social contribution expense is as follows:

	As of December 31, 2019	October 11 to December 31, 2018
(Loss) Profit before income tax and social contribution for the year	(90,315)	3,690
Combined nominal statutory rate of income tax and social contribution	34%	34%

IRPJ and CSLL calculated at the nominal rates	30,707	(1,255)
Permanent Additions	(1,100)	(3,475)

Total IRPJ and CSLL	29,607	(4,730)
Current IRPJ and CSLL in the result	(22,113)	(4,750)

Deferred IRPJ and CSLL in the result	51,720	20
	29,607	(4,730)
a.	Deferred taxes

Changes in deferred income tax and social contribution assets and liabilities are as follows:

	October 11 to December 31, 2018	Effect on profit (loss)	As of December 31, 2018	First adoption of IFRS 16	Effect on profit (loss)	Effect on Parent’s Net Investment (ii)	As of December 31, 2019
Income tax/social contribution:
Income tax and social contribution losses carryforwards (ii)	119,557	(9,058)	110,499	—	6,573	(85,719)	31,353
Temporary Differences:
Impairment losses on trade receivables	9,068	(2,536)	6,532	—	1,129	(931)	6,730
Provision for obsolete inventories	25,906	(1,287)	24,619	—	(19,289)	2,423	7,753
Imputed interest on suppliers	(428)	(9,938)	(10,366)	—	8,477	(1,414)	(3,303)
Provision for risks of tax, civil and labor losses	3,624	2,243	5,867	—	15,497	(1,175)	20,189
Refund liabilities and right to returned goods	12,162	5,805	17,967	—	(6,170)	3,201	14,998
Lease Liabilities	—	—		1,508	1,308	778	3,594
Fair value adjustments on business combination (i)	(90,889)	12,997	(77,892)	—	46,574	832	(30,486)
Other termporary provision	8,951	1,794	10,745	—	(2,379)	(1,854)	6,512
Deferred Assets, net	87,951	20	87,971	1,508	51,720	(83,859)	57,340
(i)

As discussed in note 2, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Business (i.e. when the Business merges or spin off the businesses acquired) and therefore the tax and accounting basis of the net assets acquired are the same as of the acquisition date. In this regard, as the Business considers it will be entitled to the deductibility of the amortization or depreciation of the net assets acquired after the completion of the corporate restructuring referred to in note 1 above, no deferred income tax was recorded on this Business Combination, except for the portion of goodwill and fair value adjustments of prior business combinations carried out by the Predecessor Somos Anglo which does not have a tax basis (for tax purposes goodwill and fair value adjustments are comprised of two components being the first component goodwill and fair value adjustment of prior business combination and the second component being the acquisition of the predecessor by the successor). Therefore deferred income tax liability refers to the first component previously mentioned specifically for fair value adjustments once, as required by IFRS, deferred income tax liabilities is not recognized in the initial recognition of goodwill.

(ii)

On December 31 and October 31, 2018 this amount was related to deferred income tax asset on tax losses carryforward calculated based on a separate return method for the carve-out operations which, on December 31, 2019 was derecognized through Parent´s Net Investment in the amount of R$ (84,055), upon the conclusion of the legal entity structure that was completed via the comprehensive corporate restructuring mentioned in note 1. In addition, the temporary differences was also adjusted through Parent´s Net Investiment in net amount of R$ 1,860 related to difference between tax bases of legal entity and amount recognized based on a separate return method for the carve-out operation.